FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226
                                   ---------

                       TEMPLETON GLOBAL INVESTMENT TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period:  06/30/06
                          ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JUNE 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton International (Ex EM) Fund ....................................    3

Templeton Income Fund ...................................................    7

Franklin Templeton Non-U.S. Dynamic Core Equity Fund ....................   18

Templeton BRIC Fund .....................................................   23

Notes to Statements of Investments ......................................   27

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

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Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                    INDUSTRY                       SHARES        VALUE
---------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 93.6%
  COMMON STOCKS 92.5%
  AUSTRALIA 1.9%
  National Australia Bank Ltd. .......                Commercial Banks                    32,795     $  857,079
  PaperlinX Ltd. .....................            Paper & Forest Products                161,340        374,163
  Qantas Airways Ltd. ................                    Airlines                       178,820        393,434
                                                                                                     ----------
                                                                                                      1,624,676
                                                                                                     ----------
  BERMUDA 2.1%
  ACE Ltd. ...........................                   Insurance                        15,790        798,816
  XL Capital Ltd., A .................                   Insurance                        15,180        930,534
                                                                                                     ----------
                                                                                                      1,729,350
                                                                                                     ----------
  CANADA 1.5%
  Barrick Gold Corp. .................                Metals & Mining                     18,310        540,860
  BCE Inc. ...........................     Diversified Telecommunication Services         30,793        727,787
                                                                                                     ----------
                                                                                                      1,268,647
                                                                                                     ----------
  DENMARK 1.6%
a Vestas Wind Systems AS .............              Electrical Equipment                  49,600      1,356,760
                                                                                                     ----------
  FINLAND 2.4%
  Stora Enso OYJ, R ..................            Paper & Forest Products                 71,220        994,902
  UPM-Kymmene OYJ ....................            Paper & Forest Products                 48,740      1,050,608
                                                                                                     ----------
                                                                                                      2,045,510
                                                                                                     ----------
  FRANCE 6.7%
  AXA SA .............................                   Insurance                        36,348      1,193,143
  France Telecom SA ..................     Diversified Telecommunication Services         46,410        998,010
  Sanofi-Aventis .....................                Pharmaceuticals                     16,660      1,626,129
  Suez SA ............................                Multi-Utilities                     26,961      1,120,920
  Total SA, B ........................          Oil, Gas & Consumable Fuels               11,600        763,482
                                                                                                     ----------
                                                                                                      5,701,684
                                                                                                     ----------
  GERMANY 7.0%
  Adidas AG ..........................        Textiles, Apparel & Luxury Goods             8,600        414,209
  BASF AG ............................                   Chemicals                        13,020      1,044,987
  Bayerische Motoren Werke AG ........                  Automobiles                       16,030        800,569
  Deutsche Post AG ...................            Air Freight & Logistics                 42,860      1,151,950
  E.ON AG ............................               Electric Utilities                   10,500      1,208,891
  SAP AG .............................                    Software                         2,110        445,101
  Siemens AG .........................            Industrial Conglomerates                 9,500        827,003
                                                                                                     ----------
                                                                                                      5,892,710
                                                                                                     ----------
  HONG KONG 4.6%
  Cheung Kong (Holdings) Ltd. ........                  Real Estate                      152,000      1,646,952
  Fountain Set (Holdings) Ltd. .......        Textiles, Apparel & Luxury Goods           190,000         64,831
a Hutchison China Meditech Ltd. .....         Health Care Providers & Services                 5             21
  Hutchison Whampoa Ltd. .............            Industrial Conglomerates               111,000      1,013,333
  Swire Pacific Ltd., A ..............                  Real Estate                       79,000        815,293
  Yue Yuen Industrial Holdings Ltd. ..        Textiles, Apparel & Luxury Goods           133,000        365,622
                                                                                                     ----------
                                                                                                      3,906,052
                                                                                                     ----------


                                         Quarterly Statements of Investments | 3

Templeton Global Investment Trust

--------------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                         INDUSTRY                        SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  ITALY 3.2%
  Eni SpA .................................          Oil, Gas & Consumable Fuels               54,250     $1,598,266
  UniCredito Italiano SpA .................                Commercial Banks                   140,863      1,102,818
                                                                                                          ----------
                                                                                                           2,701,084
                                                                                                          ----------
  JAPAN 11.5%
  Hitachi Ltd. ............................       Electronic Equipment & Instruments          179,000      1,182,437
  Matsushita Electric Industrial Co. Ltd. .               Household Durables                   42,000        886,277
  NEC Corp. ...............................            Computers & Peripherals                 67,000        357,115
  Nippon Telegraph & Telephone Corp. ......     Diversified Telecommunication Services            167        818,620
  Nomura Holdings Inc. ....................                Capital Markets                     41,000        768,448
  Olympus Corp. ...........................        Health Care Equipment & Supplies            16,337        436,814
  Shinsei Bank Ltd. .......................                Commercial Banks                    55,000        348,421
b Shinsei Bank Ltd., 144A .................                Commercial Banks                     8,000         50,679
  Sompo Japan Insurance Inc. ..............                   Insurance                        68,000        950,675
  Sony Corp. ..............................               Household Durables                   35,440      1,563,826
  Sumitomo Mitsui Financial Group Inc. ....                Commercial Banks                        96      1,014,985
  Takeda Pharmaceutical Co. Ltd. ..........                Pharmaceuticals                     21,800      1,356,250
                                                                                                          ----------
                                                                                                           9,734,547
                                                                                                          ----------
  NETHERLANDS 5.3%
  Akzo Nobel NV ...........................                   Chemicals                        15,900        857,538
  ING Groep NV ............................                Capital Markets                     33,483      1,316,262
  Koninklijke Philips Electronics NV ......               Household Durables                   39,710      1,241,020
  Reed Elsevier NV ........................                     Media                          73,580      1,106,936
                                                                                                          ----------
                                                                                                           4,521,756
                                                                                                          ----------
  NORWAY 1.5%
  Norsk Hydro ASA .........................          Oil, Gas & Consumable Fuels               21,405        567,457
  Telenor ASA .............................     Diversified Telecommunication Services         58,560        708,013
                                                                                                          ----------
                                                                                                           1,275,470
                                                                                                          ----------
  PORTUGAL 0.5%
  Portugal Telecom SGPS SA ................     Diversified Telecommunication Services         36,610        442,107
                                                                                                          ----------
  SINGAPORE 1.3%
  DBS Group Holdings Ltd. .................                Commercial Banks                    64,000        731,960
  Venture Corp. Ltd. ......................       Electronic Equipment & Instruments           60,000        401,870
                                                                                                          ----------
                                                                                                           1,133,830
                                                                                                          ----------
  SPAIN 6.0%
  Banco Santander Central Hispano SA ......                Commercial Banks                    59,036        862,459
b Banco Santander Central Hispano SA, 144A                 Commercial Banks                       454          6,633
  Endesa SA ...............................               Electric Utilities                   29,405      1,022,789
  Iberdrola SA, Br. .......................               Electric Utilities                   28,680        988,032
  Repsol YPF SA ...........................          Oil, Gas & Consumable Fuels               40,000      1,145,696
  Telefonica SA ...........................     Diversified Telecommunication Services         62,992      1,049,184
                                                                                                          ----------
                                                                                                           5,074,793
                                                                                                          ----------


4 | Quarterly Statements of Investments

Templeton Global Investment Trust

--------------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                         INDUSTRY                      SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  SWEDEN 4.3%
  Assa Abloy AB, B ........................               Building Products                    24,180     $   406,638
  Atlas Copco AB, A .......................                   Machinery                        34,500         958,993
  ForeningsSparbanken AB (Swedbank), A ....                Commercial Banks                    16,560         434,999
a Husqvarna AB, B .........................                   Machinery                        17,450         210,393
  Nordea Bank AB ..........................                Commercial Banks                    87,870       1,050,280
  Securitas AB, B .........................         Commercial Services & Supplies             31,460         603,398
                                                                                                          -----------
                                                                                                            3,664,701
                                                                                                          -----------
  SWITZERLAND 4.5%
  Nestle SA ...............................                 Food Products                       2,890         907,816
  Novartis AG .............................                Pharmaceuticals                     18,270         989,385
  Swiss Reinsurance Co. ...................                   Insurance                        13,891         970,989
  UBS AG ..................................                Capital Markets                      8,450         926,255
                                                                                                          -----------
                                                                                                            3,794,445
                                                                                                          -----------
  UNITED KINGDOM 26.6%
  Amvescap PLC ............................                Capital Markets                     88,850         813,725
  BAE Systems PLC .........................              Aerospace & Defense                  189,372       1,294,850
  BHP Billiton PLC ........................                Metals & Mining                     24,519         475,635
  Boots Group PLC .........................            Food & Staples Retailing                54,129         770,755
  BP PLC ..................................          Oil, Gas & Consumable Fuels               83,097         968,871
  British Sky Broadcasting Group PLC ......                     Media                         122,424       1,298,361
  Burberry Group PLC ......................        Textiles, Apparel & Luxury Goods            53,050         421,842
  Centrica PLC ............................                Multi-Utilities                    174,080         918,269
  Compass Group PLC .......................         Hotels, Restaurants & Leisure             280,460       1,360,135
  Electrocomponents PLC ...................       Electronic Equipment & Instruments           82,870         355,151
  GKN PLC .................................                Auto Components                     78,958         398,616
  GlaxoSmithKline PLC .....................                Pharmaceuticals                     63,832       1,783,626
  HSBC Holdings PLC .......................                Commercial Banks                    52,974         928,333
  Kingfisher PLC ..........................                Specialty Retail                   198,929         877,369
  Marks & Spencer Group PLC ...............                Multiline Retail                    85,245         925,343
  Pearson PLC .............................                     Media                          62,547         851,873
  Rentokil Initial PLC ....................         Commercial Services & Supplies            149,560         432,147
a Rolls-Royce Group PLC ...................              Aerospace & Defense                  110,538         846,267
a Rolls-Royce Group PLC, B ................              Aerospace & Defense                5,946,944          11,272
  Royal Bank of Scotland Group PLC ........                Commercial Banks                    25,784         847,769
  Royal Dutch Shell PLC, B ................          Oil, Gas & Consumable Fuels               29,184       1,020,005
  Shire PLC ...............................                Pharmaceuticals                     57,512         839,133
  Smiths Group PLC ........................            Industrial Conglomerates                34,640         570,757
  Unilever PLC ............................                 Food Products                      37,980         854,062
  Vodafone Group PLC ......................      Wireless Telecommunication Services          602,164       1,283,368
  William Morrison Supermarkets PLC .......            Food & Staples Retailing               254,695         916,085
  Yell Group PLC ..........................                     Media                          52,380         495,458
                                                                                                          -----------
                                                                                                           22,559,077
                                                                                                          -----------
  TOTAL COMMON STOCKS (COST $57,046,219) ..                                                                78,427,199
                                                                                                          -----------


                                         Quarterly Statements of Investments | 5

Templeton Global Investment Trust


----------------------------------------------------------------------------------------------------------------
  TEMPLETON INTERNATIONAL (EX EM) FUND                                           PRINCIPAL AMOUNT c     VALUE
----------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.1%
  AUSTRALIA 0.3%
  Queensland Treasury Corp., 6.00%, 8/14/13 ................................         330,000 AUD     $   245,623
                                                                                                     -----------
  CANADA 0.1%
  Government of Canada, 3.25%, 12/01/06 ....................................          75,000 CAD          66,877
                                                                                                     -----------
  SINGAPORE 0.1%
  Government of Singapore, 1.75%, 2/01/07 ..................................         100,000 SGD          62,855
                                                                                                     -----------
  SWEDEN 0.6%
  Government of Sweden,
     6.50%, 5/05/08 ........................................................         820,000 SEK         120,440
     5.50%, 10/08/12 .......................................................       2,300,000 SEK         347,507
   d Strip, 12/20/06 .......................................................         500,000 SEK          68,720
                                                                                                     -----------
                                                                                                         536,667
                                                                                                     -----------
  TOTAL FOREIGN GOVERNMENT AND
   AGENCY SECURITIES (COST $845,070) .......................................                             912,022
                                                                                                     -----------
  TOTAL LONG TERM INVESTMENTS
   (COST $57,891,289) ......................................................                          79,339,221
                                                                                                     -----------
  SHORT TERM INVESTMENTS
   (COST $4,582,198) 5.4%
  UNITED STATES 5.4%
d U.S. Treasury Bills, 7/06/06 - 12/21/06 ..................................       4,630,000           4,583,951
                                                                                                     -----------
  TOTAL INVESTMENTS
   (COST $62,473,487) 99.0% ................................................                          83,923,172
  OTHER ASSETS, LESS LIABILITIES 1.0% ......................................                             867,108
                                                                                                     -----------
  NET ASSETS 100.0% ........................................................                         $84,790,280
                                                                                                     ===========

See Currency Abbreviations on page 26.

a     Non-income producing for the twelve months ended June 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the aggregate value of these securities was $57,312, representing 0.07% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The security is traded on a discount basis with no stated coupon rate.


  | Quarterly Statements of Investments
6 | See Notes to Statements of Investments.

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                        INDUSTRY                     SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 91.1%
  COMMON STOCKS 56.2%
  AUSTRALIA 1.8%
  Alumina Ltd. ............................                Metals & Mining                    143,338     $  719,166
  National Australia Bank Ltd. ............                Commercial Banks                    52,904      1,382,616
  PaperlinX Ltd. ..........................            Paper & Forest Products                273,862        635,112
  Qantas Airways Ltd. .....................                    Airlines                       155,297        341,680
                                                                                                          ----------
                                                                                                           3,078,574
                                                                                                          ----------
  BELGIUM 0.4%
  Agfa Gevaert NV .........................          Leisure Equipment & Products              25,610        620,505
                                                                                                          ----------
  BERMUDA 0.8%
  XL Capital Ltd., A ......................                   Insurance                        21,030      1,289,139
                                                                                                          ----------
  CANADA 0.7%
  BCE Inc. ................................     Diversified Telecommunication Services         53,200      1,257,372
                                                                                                          ----------
  CHINA 0.6%
  Travelsky Technology Ltd., H ............                  IT Services                      830,000        951,155
                                                                                                          ----------
  FINLAND 1.7%
  Stora Enso OYJ, R .......................            Paper & Forest Products                 98,020      1,369,282
  UPM-Kymmene OYJ .........................            Paper & Forest Products                 73,790      1,590,570
                                                                                                          ----------
                                                                                                           2,959,852
                                                                                                          ----------
  FRANCE 1.9%
  France Telecom SA .......................     Diversified Telecommunication Services         88,000      1,892,369
  Total SA, B .............................          Oil, Gas & Consumable Fuels               14,340        943,822
  Valeo SA ................................                Auto Components                     11,110        395,675
                                                                                                          ----------
                                                                                                           3,231,866
                                                                                                          ----------
  GERMANY 2.0%
  Deutsche Post AG ........................            Air Freight & Logistics                 74,910      2,013,359
  E.ON AG .................................               Electric Utilities                    5,900        679,282
  Siemens AG ..............................            Industrial Conglomerates                 7,700        670,308
                                                                                                          ----------
                                                                                                           3,362,949
                                                                                                          ----------
  HONG KONG 3.2%
  Bank of East Asia Ltd. ..................                Commercial Banks                   408,239      1,679,455
  Hopewell Holdings Ltd. ..................         Transportation Infrastructure             571,000      1,610,139
a Hutchison China Meditech Ltd. ...........                                                         5             21
  Hutchison Whampoa Ltd. ..................            Industrial Conglomerates               139,000      1,268,949
  Yue Yuen Industrial Holdings Ltd. .......        Textiles, Apparel & Luxury Goods           321,000        882,441
                                                                                                          ----------
                                                                                                           5,441,005
                                                                                                          ----------
  INDIA 0.5%
b Gail India Ltd., GDR, Reg S .............                                                    23,117        774,419
                                                                                                          ----------
  ITALY 3.9%
  Eni SpA .................................          Oil, Gas & Consumable Fuels               82,754      2,438,026
  Mediaset SpA ............................                     Media                         143,721      1,693,305
  UniCredito Italiano SpA .................                Commercial Banks                   323,466      2,532,419
                                                                                                          ----------
                                                                                                           6,663,750
                                                                                                          ----------


                                         Quarterly Statements of Investments | 7

Templeton Global Investment Trust

--------------------------------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                        INDUSTRY                     SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  JAPAN 2.5%
  Nintendo Co. Ltd. .......................                    Software                         6,300     $1,056,927
  Takeda Pharmaceutical Co. Ltd. ..........                Pharmaceuticals                     34,500      2,146,358
  Tamron Co. Ltd. .........................          Leisure Equipment & Products              59,200        990,072
                                                                                                          ----------
                                                                                                           4,193,357
                                                                                                          ----------
  MEXICO 0.5%
  Telefonos de Mexico SA de CV, L, ADR ....     Diversified Telecommunication Services         37,210        775,084
                                                                                                          ----------
  NETHERLANDS 3.8%
  Akzo Nobel NV ...........................                   Chemicals                        16,360        882,347
  ING Groep NV ............................                Capital Markets                     65,010      2,555,631
  Reed Elsevier NV ........................                     Media                         110,480      1,662,059
  Unilever NV .............................                 Food Products                      54,977      1,246,939
                                                                                                          ----------
                                                                                                           6,346,976
                                                                                                          ----------
  PORTUGAL 0.4%
  Portugal Telecom SGPS SA ................     Diversified Telecommunication Services         60,570        731,451
                                                                                                          ----------
  RUSSIA 0.5%
a Mobile Telesystems, ADR .................      Wireless Telecommunication Services           29,750        875,840
                                                                                                          ----------
  SINGAPORE 0.3%
  Venture Corp. Ltd. ......................       Electronic Equipment & Instruments           64,000        428,662
                                                                                                          ----------
  SOUTH AFRICA 1.8%
  Old Mutual PLC ..........................                   Insurance                       832,440      2,513,054
  Sappi Ltd., ADR .........................            Paper & Forest Products                 35,870        448,016
                                                                                                          ----------
                                                                                                           2,961,070
                                                                                                          ----------
  SOUTH KOREA 0.9%
  Shinhan Financial Group Co. Ltd. ........                Commercial Banks                    17,590        825,038
  SK Telecom Co. Ltd. .....................      Wireless Telecommunication Services            3,200        688,063
                                                                                                          ----------
                                                                                                           1,513,101
                                                                                                          ----------
  SPAIN 0.5%
  Gamesa Corp. Tecnologica SA .............     Diversified Telecommunication Services         11,938        255,953
c Gamesa Corp. Tecnologica SA, 144A .......     Diversified Telecommunication Services         27,687        593,616
                                                                                                          ----------
                                                                                                             849,569
                                                                                                          ----------
  SWEDEN 0.6%
a Husqvarna AB, B .........................                   Machinery                        11,880        143,236
  Nordea Bank AB ..........................                Commercial Banks                    70,490        842,543
                                                                                                          ----------
                                                                                                             985,779
                                                                                                          ----------
  TAIWAN 4.4%
  Chunghwa Telecom Co. Ltd., ADR ..........     Diversified Telecommunication Services         83,188      1,536,482
  Compal Electronics Inc. .................            Computers & Peripherals              1,641,000      1,566,551
c Compal Electronics Inc., GDR, 144A ......            Computers & Peripherals                  3,223         15,632
  Lite-On Technology Corp. ................            Computers & Peripherals                650,960        964,318
  Mega Financial Holding Co. Ltd. .........                Commercial Banks                 3,577,000      2,646,683
  Test-Rite International Co. Ltd. ........                  Distributors                   1,145,000        751,695
                                                                                                          ----------
                                                                                                           7,481,361
                                                                                                          ----------


8 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                           INDUSTRY                     SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  THAILAND 1.3%
  Advanced Info Service Public Co. Ltd., fgn .      Wireless Telecommunication Services          401,800     $  948,636
  Krung Thai Bank Public Co. Ltd., fgn .......                Commercial Banks                 4,694,300      1,280,711
                                                                                                             ----------
                                                                                                              2,229,347
                                                                                                             ----------
  UNITED KINGDOM 14.0%
  Boots Group PLC ............................            Food & Staples Retailing                75,513      1,075,246
  BP PLC .....................................          Oil, Gas & Consumable Fuels              149,275      1,740,475
  Cadbury Schweppes PLC ......................                 Food Products                      54,605        526,602
  Centrica PLC ...............................                Multi-Utilities                    244,940      1,292,055
  Compass Group PLC ..........................         Hotels, Restaurants & Leisure             496,495      2,407,831
  Electrocomponents PLC ......................       Electronic Equipment & Instruments          204,700        877,270
  GlaxoSmithKline PLC ........................                Pharmaceuticals                     88,222      2,465,114
  HSBC Holdings PLC ..........................                Commercial Banks                   128,742      2,256,116
  Kingfisher PLC .............................                Specialty Retail                   386,117      1,702,954
  Marks & Spencer Group PLC ..................                Multiline Retail                    44,960        488,045
  Pearson PLC ................................                     Media                         117,350      1,598,275
a Rolls-Royce Group PLC, B ...................              Aerospace & Defense                1,060,936          2,011
  Royal Bank of Scotland Group PLC ...........                Commercial Banks                    61,525      2,022,921
  Royal Dutch Shell PLC, B ...................          Oil, Gas & Consumable Fuels               43,122      1,507,149
  Tesco PLC ..................................            Food & Staples Retailing               162,012      1,000,666
  Vodafone Group PLC .........................      Wireless Telecommunication Services          971,584      2,070,699
  Yule Catto & Company PLC ...................                   Chemicals                       147,868        622,771
                                                                                                             ----------
                                                                                                             23,656,200
                                                                                                             ----------
  UNITED STATES 7.2%
  Bank of America Corp. ......................                Commercial Banks                    49,840      2,397,304
  Bristol-Myers Squibb Co. ...................                Pharmaceuticals                     75,840      1,961,222
  JPMorgan Chase & Co. .......................         Diversified Financial Services             58,846      2,471,532
  Merck & Co. Inc. ...........................                Pharmaceuticals                     68,226      2,485,473
  Microsoft Corp. ............................                    Software                        49,780      1,159,874
  Pfizer Inc. ................................                Pharmaceuticals                     47,232      1,108,535
  Pier 1 Imports Inc. ........................                Specialty Retail                    78,760        549,745
                                                                                                             ----------
                                                                                                             12,133,685
                                                                                                             ----------
  TOTAL COMMON STOCKS (COST $89,976,751) .....                                                               94,792,068
                                                                                                             ----------
  PREFERRED STOCKS 1.1%
  BRAZIL 1.1%
  Companhia Vale do Rio Doce, ADR, pfd., A ...                Metals & Mining                     40,740        838,429
  Tele Norte Leste Participacoes SA, ADR, pfd.     Diversified Telecommunication Services         80,260      1,023,315
                                                                                                             ----------
  TOTAL PREFERRED STOCKS (COST $1,975,760) ...                                                                1,861,744
                                                                                                             ----------


                                         Quarterly Statements of Investments | 9

Templeton Global Investment Trust

------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                   PRINCIPAL AMOUNT d     VALUE
------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS & NOTES 5.2%
  BERMUDA 0.1%
  Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13            100,000      $      99,750
                                                                             -------------
  CANADA 0.1%
  Abitibi-Consolidated Co. of Canada, senior note,
   8.375%, 4/01/15 .................................             50,000             45,875
  CanWest Media Inc., senior sub. note,
   8.00%, 9/15/12 ..................................             50,000             49,750
c Novelis Inc., senior note, 144A,
   7.25%, 2/15/15 ..................................            150,000            144,750
c Quebecor Media Inc., senior note, 144A,
   7.75%, 3/15/16 ..................................            100,000             98,500
  Rogers Wireless Inc., senior secured note,
   7.25%, 12/15/12 .................................            100,000            101,250
                                                                             -------------
                                                                                   440,125
                                                                             -------------
  FRANCE 0.1%
  Rhodia SA, senior note, 10.25%, 6/01/10 ..........            100,000            107,250
                                                                             -------------
  GERMANY 0.1%
c Basell AF SCA, senior note, 144A,
   8.375%, 8/15/15 .................................            100,000             96,625
  KfW Bankengruppe, 8.25%, 9/20/07 .................          8,000,000 ISK        101,507
                                                                             -------------
                                                                                   198,132
                                                                             -------------
  IRISH REPUBLIC 0.1%
  JSG Funding PLC, senior sub. note,
   7.75%, 4/01/15 ..................................            100,000             91,000
                                                                             -------------
  ITALY 0.1%
c Wind Acquisition Finance SA, senior note, 144A,
   10.75%, 12/01/15 ................................            100,000            106,750
                                                                             -------------
  LUXEMBOURG 0.1%
  Millicom International Cellular SA, senior note,
   10.00%, 12/01/13 ................................            100,000            112,000
                                                                             -------------
  NETHERLANDS 0.2%
  Rabobank Nederland, 9.125%, 10/20/06 .............         30,000,000 ISK        390,504
                                                                             -------------
  UNITED KINGDOM 0.1%
  Inmarsat Finance II PLC, senior note, zero cpn. to
   11/15/08, 10.375% thereafter, 11/15/12 ..........            100,000             85,625
c Invensys PLC, senior note, 144A,
   9.875%, 3/15/11 .................................             50,000             54,500
                                                                             -------------
                                                                                   140,125
                                                                             -------------
  UNITED STATES 4.2%
c Allegheny Energy Supply Co. LLC, 144A,
   8.25%, 4/15/12 ..................................             50,000             53,375
  Allied Waste North America Inc.,
   senior secured note, B, 5.75%, 2/15/11 ..........            100,000             93,750


10 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                   PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS & NOTES (CONTINUED)
  UNITED STATES (CONTINUED)
  AMC Entertainment Inc., senior sub. note,
   9.875%, 2/01/12 .................................            100,000      $     100,000
  Aquila Inc., senior note, 9.95%, 2/01/11 .........             50,000             56,531
  BCP Crystal Holdings Corp., senior sub. note,
   9.625%, 6/15/14 .................................            100,000            109,000
c Beazer Homes USA Inc., senior note, 144A,
   8.125%, 6/15/16 .................................            100,000             96,625
  Boyd Gaming Corp., senior sub. note,
   6.75%, 4/15/14 ..................................             50,000             47,688
  Buckeye Technologies Inc., senior sub. note,
   8.00%, 10/15/10 .................................            100,000             92,000
  Cablevision Systems Corp., senior note, B,
   8.00%, 4/15/12 ..................................             50,000             49,563
  Case New Holland Inc.,
     senior note, 9.25%, 8/01/11 ...................            100,000            105,750
    c senior note, 144A, 7.125%, 3/01/14 ...........             50,000             48,000
  CCH II LLC, senior note, 10.25%, 9/15/10 .........            150,000            151,125
  Chesapeake Energy Corp., senior note,
   6.25%, 1/15/18 ..................................            150,000            137,625
  Commercial Vehicle Group Inc., senior note,
   8.00%, 7/01/13 ..................................             50,000             48,125
c Copano Energy LLC, senior note, 144A,
   8.125%, 3/01/16 .................................            100,000            100,000
c Crown Americas Inc., senior note, 144A,
   7.75%, 11/15/15 .................................            100,000             99,000
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ..             50,000             49,750
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ....             50,000             48,250
  Dex Media West LLC, senior sub. note,
   9.875%, 8/15/13 .................................            100,000            108,874
  DIRECTV Holdings LLC, senior note,
   6.375%, 6/15/15 .................................            100,000             92,750
  Dobson Cellular Systems Inc., senior secured note,
   9.875%, 11/01/12 ................................             50,000             53,000
  DRS Technologies Inc., senior sub. note,
   7.625%, 2/01/18 .................................            100,000            100,000
c Dynegy Holdings Inc., senior note, 144A,
   8.375%, 5/01/16 .................................             75,000             74,250
  EchoStar DBS Corp.,
     senior note, 6.375%, 10/01/11 .................            100,000             96,000
   c senior note, 144A, 7.125%, 2/01/16 ............             50,000             48,375
  El Paso Corp., senior note, 7.875%, 6/15/12 ......            150,000            153,375
  Ford Motor Credit Co., 5.625%, 10/01/08 ..........            150,000            138,830
  Forest City Enterprises Inc., senior note,
   7.625%, 6/01/15 .................................             50,000             50,625
  Fresenius Medical Care Capital Trust,
   7.875%, 6/15/11 .................................             50,000             50,750

                                        Quarterly Statements of Investments | 11

Templeton Global Investment Trust

-------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                    PRINCIPAL AMOUNT d      VALUE
-------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS & NOTES (CONTINUED)
  UNITED STATES (CONTINUED)
  General Motors Acceptance Corp.,
     6.875%, 9/15/11 ................................             50,000      $      47,759
     6.875%, 8/28/12 ................................            200,000            188,664
  Graphic Packaging International Corp., senior note,
   8.50%, 8/15/11 ...................................            100,000            100,250
  GSC Holdings Corp., senior note,
   8.00%, 10/01/12 ..................................            100,000            100,500
  Hanover Compressor Co., senior note,
   7.50%, 4/15/13 ...................................             50,000             49,250
  HCA Inc.,
     6.50%, 2/15/16 .................................             75,000             69,722
     senior note, 8.75%, 9/01/10 ....................             75,000             79,445
  Host Marriott LP, senior note, M, 7.00%, 8/15/12 ..            150,000            149,437
  JohnsonDiversey Inc., senior sub. note, B,
   9.625%, 5/15/12 ..................................            100,000            100,000
  Jostens IH Corp., senior sub. note,
   7.625%, 10/01/12 .................................            100,000             97,500
  KB Home, senior note, 6.25%, 6/15/15 ..............            150,000            134,121
  L-3 Communications Corp.,
     senior sub. note, 5.875%, 1/15/15 ..............             50,000             46,875
     senior sub. note, 6.375%, 10/15/15 .............            100,000             96,000
  Lamar Media Corp., senior sub. note,
   6.625%, 8/15/15 ..................................             50,000             46,500
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ..            150,000            136,970
  LIN Television Corp., senior sub. note,
   6.50%, 5/15/13 ...................................            100,000             91,750
c Mariner Energy Inc., senior note, 144A,
   7.50%, 4/15/13 ...................................             50,000             48,375
  Markwest Energy Partners, senior note,
   6.875%, 11/01/14 .................................             50,000             46,250
c Massey Energy Co., senior note, 144A,
   6.875%, 12/15/13 .................................            100,000             93,500
  MGM MIRAGE Inc., senior note,
   6.625%, 7/15/15 ..................................            150,000            140,625
  Midwest Generation LLC, senior secured note,
   8.75%, 5/01/34 ...................................             50,000             53,250
c Mirant North America LLC, senior note, 144A,
   7.375%, 12/31/13 .................................            100,000             97,000
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .....            100,000            101,250
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 .....            100,000             97,250
  NRG Energy Inc., senior note, 7.375%, 2/01/16 .....            150,000            146,625
  Owens-Brockway Glass Container Inc., senior note,
   6.75%, 12/01/14 ..................................            100,000             93,250
  Peabody Energy Corp., senior note, B,
   6.875%, 3/15/13 ..................................             50,000             49,375


12 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                      PRINCIPAL AMOUNT d       VALUE
----------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS & NOTES (CONTINUED)
  UNITED STATES (CONTINUED)
  Pinnacle Entertainment Inc., senior sub. note,
   8.75%, 10/01/13 .....................................            100,000      $     107,000
  Plains Exploration & Production Co., senior note,
   7.125%, 6/15/14 .....................................             50,000             49,500
  Pogo Producing Co., 7.875%, 5/01/13 ..................            100,000            100,750
e Qwest Communications International Inc.,
   senior note, FRN, 7.50%, 2/15/14 ....................            100,000             98,000
c R.H. Donnelley Corp., senior note, 144A,
   8.875%, 1/15/16 .....................................            100,000            101,375
  Radio One Inc., senior sub. note,
   6.375%, 2/15/13 .....................................            100,000             92,000
c Reynolds American Inc., 144A, 7.625%. 6/01/16 ........            150,000            147,375
  Rite Aid Corp., senior note, 9.25%, 6/01/13 ..........            100,000             96,500
  Royal Caribbean Cruises Ltd., senior deb.,
   7.25%, 3/15/18 ......................................            100,000             97,511
  Sanmina-SCI Corp., senior sub. note,
   8.125%, 3/01/16 .....................................            100,000             98,000
  Smithfield Foods Inc., senior note,
   7.00%, 8/01/11 ......................................            100,000             97,250
c Solectron Global Finance Ltd., senior sub. note,
   144A, 8.00%, 3/15/16 ................................            100,000             99,000
  Spectrum Brands Inc., senior sub. note,
   7.375%, 2/01/15 .....................................            100,000             81,750
  Station Casinos Inc., senior sub. note,
   6.875%, 3/01/16 .....................................            100,000             93,750
c SunGard Data Systems Inc.,
     senior note, 144A, 9.125%, 8/15/13 ................            100,000            104,250
     senior sub. note, 144A, 10.25%, 8/15/15 ...........             50,000             51,937
  Tenet Healthcare Corp., senior note,
   6.375%, 12/01/11 ....................................            150,000            134,625
  TRW Automotive Inc., senior note,
   9.375%, 2/15/13 .....................................             50,000             53,375
  TXU Corp., senior note, 5.55%, 11/15/14 ..............            150,000            136,802
  United Rentals North America Inc., senior sub. note,
   7.75%, 11/15/13 .....................................            100,000             95,500
  Vanguard Health Holding Co. II LLC,
   senior sub. note, 9.00%, 10/01/14 ...................            100,000            100,250
c Windstream Corp., 144A, 8.625%, 8/01/16 ..............            150,000            154,125
                                                                                 -------------
                                                                                     7,145,104
                                                                                 -------------
   TOTAL CORPORATE BONDS & NOTES
   (COST $9,027,940) ...................................                             8,830,740
                                                                                 -------------


                                        Quarterly Statements of Investments | 13

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                       PRINCIPAL AMOUNT d       VALUE
----------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 28.6%
    ARGENTINA 3.5%
e,f Government of Argentina, FRN,
        4.889%, 8/03/12 ................................           5,875,000          $   4,772,008
      g Gross Domestic Product Linked Security, 12/15/35           8,355,000                714,352
      g Gross Domestic Product Linked Security, 12/15/35           3,945,000 EUR            392,629
                                                                                      -------------
                                                                                          5,878,989
                                                                                      -------------
    AUSTRALIA 0.9%
    New South Wales Treasury Corp., 8.00%, 3/01/08 .....             845,000 AUD            647,901
    Queensland Treasury Corp., 6.00%,
        8/14/13 ........................................             350,000 AUD            260,509
        10/14/15 .......................................             745,000 AUD            554,185
                                                                                      -------------
                                                                                      -------------
                                                                                          1,462,595
                                                                                      -------------
                                                                                      -------------
    AUSTRIA 1.3%
    Government of Austria,
        9.00%, 9/15/06 .................................         157,000,000 ISK          2,050,756
        5.00%, 7/15/12 .................................               5,000 EUR              6,762
        4.65%, 1/15/18 .................................              55,000 EUR             73,718
                                                                                      -------------
                                                                                          2,131,236
                                                                                      -------------
    CANADA 3.3%
    Government of Canada,
        7.00%, 12/01/06 ................................             550,000 CAD            497,836
        7.25%, 6/1/07 ..................................             700,000 CAD            642,471
        6.00%, 6/01/08 .................................             315,000 CAD            290,403
        10.00%, 6/01/08 ................................           3,450,000 CAD          3,404,253
    Province of Ontario, 7.75%, 7/24/06 ................             760,000 CAD            682,288
                                                                                      -------------
                                                                                          5,517,251
                                                                                      -------------
    COLOMBIA 0.5%
    Government of Colombia, 12.00%, 10/22/15 ...........       1,800,000,000 COP            785,566
                                                                                      -------------
    FINLAND 0.0%h
    Government of Finland, 5.375%, 7/04/13 .............              10,000 EUR             13,889
                                                                                      -------------
    FRANCE 0.1%
    Government of France,
        4.25%, 4/25/19 .................................              25,000 EUR             32,250
        6.00%, 10/25/25 ................................              70,000 EUR            109,640
                                                                                      -------------
                                                                                            141,890
                                                                                      -------------
    GERMANY 0.0%h
    Government of Germany, 3.75%, 7/04/13 ..............              15,000 EUR             18,956
                                                                                      -------------
    GREECE 0.0%h
    Government of the Hellenic Republic,
        4.60%, 5/20/13 .................................               5,000 EUR              6,568
        5.90%, 10/22/22 ................................               5,000 EUR              7,388
                                                                                      -------------
                                                                                             13,956
                                                                                      -------------
    ICELAND 0.2%
    Inter-American Development Bank, 9.00%, 1/04/07 ....          28,500,000 ISK            367,919
                                                                                      -------------


14 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                   PRINCIPAL AMOUNT d          VALUE
-----------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  INDONESIA 3.5%
  Government of Indonesia,
    13.15%, 3/15/10 ...................................      500,000,000 IDR      $      55,125
    15.425%, 9/15/10 ..................................    1,550,000,000 IDR            184,484
    10.00%, 10/15/11 ..................................    3,375,000,000 IDR            334,294
    13.15%, 1/15/12 ...................................    2,700,000,000 IDR            302,413
    11.00%, 12/15/12 ..................................      100,000,000 IDR             10,202
    14.25%, 6/15/13 ...................................   10,805,000,000 IDR          1,261,244
    14.275%, 12/15/13 .................................    2,615,000,000 IDR            303,479
    11.00%, 10/15/14 ..................................      980,000,000 IDR            100,243
     9.50%, 6/15/15 ...................................    4,937,000,000 IDR            446,371
    10.75%, 5/15/16 ...................................    3,050,000,000 IDR            298,810
    10.00%, 7/15/17 ...................................    4,156,000,000 IDR            374,637
    11.50%, 9/15/19 ...................................    7,315,000,000 IDR            743,306
    11.00%, 11/15/20 ..................................    9,250,000,000 IDR            913,716
    12.80%, 6/15/21 ...................................    1,275,000,000 IDR            136,791
    12.90%, 6/15/22 ...................................    3,260,000,000 IDR            359,417
    12.00%, 9/15/26 ...................................    1,600,000,000 IDR            167,116
                                                                                  -------------
                                                                                      5,991,648
                                                                                  -------------
  IRAQ 1.0%
c Government of Iraq, 144A, 5.80%, 1/15/28 ............        2,500,000              1,687,500
                                                                                  -------------
  IRELAND 0.0%H
  Government of Ireland,
    5.00%, 4/18/13 ....................................            5,000 EUR              6,794
    4.60%, 4/18/16 ....................................            5,000 EUR              6,670
                                                                                  -------------
                                                                                         13,464
                                                                                  -------------
  MALAYSIA 1.0%
  Government of Malaysia,
    8.60%, 12/01/07 ...................................        1,200,000 MYR            346,730
    3.135%, 12/17/07 ..................................        2,700,000 MYR            724,372
    6.45%, 7/01/08 ....................................        2,075,000 MYR            587,639
    4.305%, 2/27/09 ...................................          285,000 MYR             77,252
                                                                                  -------------
                                                                                      1,735,993
                                                                                  -------------
  MEXICO 0.0%H
c Government of Mexico, 144A, 7.50%, 3/08/10 ..........           45,000 EUR             63,660
                                                                                  -------------
  NETHERLANDS 0.0%H
  Government of the Netherlands, 4.25%, 7/15/13 .......            5,000 EUR              6,512
                                                                                  -------------
  NEW ZEALAND 0.3%
  Government of New Zealand, 6.00%, 4/15/15 ...........          830,000 NZD            511,509
                                                                                  -------------
  NORWAY 1.4%
  Government of Norway, 6.75%, 1/15/07 ................       14,310,000 NOK          2,340,410
                                                                                  -------------
  PERU 3.7%
  Government of Peru,
    8.60%, 8/12/17 ....................................        4,830,000 PEN          1,535,971
    7.84%, 8/12/20 ....................................        2,190,000 PEN            653,445

                                        Quarterly Statements of Investments | 15

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------
 TEMPLETON INCOME FUND                                         PRINCIPAL AMOUNT d     VALUE
-----------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONTINUED)
 FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
 PERU (CONTINUED)
 Government of Peru, (continued)
    7.35%, 7/21/25 ..................................               3,490,000      $  3,360,870
    8.75%, 11/21/33 .................................                 590,000           659,325
                                                                                   ------------
                                                                                      6,209,611
                                                                                   ------------
 PHILIPPINES 0.4%
 Government of the Philippines,
    9.00%, 2/15/13 ..................................                  20,000            21,625
    8.875%, 3/17/15 .................................                 205,000           220,078
    7.75%, 1/14/31 ..................................                 505,000           492,375
                                                                                   ------------
                .....................................                                   734,078
                                                                                   ------------
 POLAND 3.0%
 Government of Poland,
    8.50%, 11/12/06 .................................                 660,000 PLN       210,787
    8.50%, 5/12/07 ..................................               5,405,000 PLN     1,757,784
    6.00%, 5/24/09 ..................................               2,265,000 PLN       725,770
    6.25%, 10/24/15 .................................                 855,000 PLN       279,968
    5.75%, 9/23/22 ..................................               6,750,000 PLN     2,092,366
                                                                                   ------------
                                                                                      5,066,675
                                                                                   ------------
 SINGAPORE 0.3%
 Government of Singapore, 4.00%, 3/01/07 ............                 850,000 SGD       541,495
                                                                                   ------------
 SLOVAK REPUBLIC 0.5%
 Government of Slovakia,
    8.50%, 8/17/10 ..................................              10,000,000 SKK       369,203
    4.90%, 2/11/14 ..................................               3,500,000 SKK       112,551
    5.30%, 5/12/19 ..................................               9,200,000 SKK       303,572
                                                                                   ------------
                                                                                        785,326
                                                                                   ------------
 SOUTH KOREA 1.9%
 Government of Korea, 4.75%, 3/03/07 ................           2,100,000,000 KRW     2,213,122
 Korea Treasury Note, 4.75%, 3/12/08 ................           1,025,000,000 KRW     1,077,200
                                                                                   ------------
                                                                                      3,290,322
                                                                                   ------------
 SPAIN 0.2%
 Government of Spain, 7.35%, 3/31/07 ................                 210,000 EUR       276,406
                                                                                   ------------
 SWEDEN 1.0%
 Government of Sweden,
    8.00%, 8/15/07 ..................................              11,815,000 SEK     1,731,924
  i Strip, 9/20/06 ..................................                 120,000 SEK        16,575
                                                                                   ------------
                                                                                      1,748,499
                                                                                   ------------
 THAILAND 0.6%
 Government of Thailand, 8.00%, 12/08/06 ............              35,000,000 THB       929,002
                                                                                   ------------
 TOTAL FOREIGN GOVERNMENT AND
  AGENCY SECURITIES (COST $48,223,500) ..............                                48,264,357
                                                                                   ------------
 TOTAL LONG TERM INVESTMENTS
  (COST $149,203,951) ...............................                               153,748,909
                                                                                   ------------


16| Quarterly Statements of Investments

Templeton Global Investment Trust

-------------------------------------------------------------------------------------------------
  TEMPLETON INCOME FUND                                     PRINCIPAL AMOUNT d        VALUE
-------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 8.0%
  EGYPT 3.2%
i Egypt Treasury Bills, 11/21/06 - 6/26/07 ..............     33,500,000 EGP      $  5,462,736
                                                                                  ------------
  THAILAND 1.6%
i Thailand Treasury Bills, 3/08/07 - 5/03/07 ............    110,000,000 THB         2,765,892
                                                                                  ------------

                                                             ------------
                                                                SHARES
                                                             ------------
  UNITED STATES 3.2%
j Franklin Institutional Fiduciary Trust Money Market
  Portfolio, 4.83% ......................................      5,320,659             5,320,659
                                                                                  ------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $13,603,201) ..................................                           13,549,287
                                                                                  ------------
  TOTAL INVESTMENTS
    (COST $162,807,152) 99.1% ...........................                          167,298,196
  NET UNREALIZED GAIN ON FORWARD
    EXCHANGE CONTRACTS 0.2% .............................                              323,542
  OTHER ASSETS, LESS LIABILITIES 0.7% ...................                            1,250,419
                                                                                  ------------
  NET ASSETS 100.0% .....................................                         $168,872,157
                                                                                  ============

See Currency and Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended June 30, 2006.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the value of this security was $774,419, representing 0.46% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the aggregate value of these securities was $4,278,094, representing 2.53% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e     The coupon rate shown represents the rate at period end.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

g Security is linked to Argentine Republic Gross Domestic Product (GDP), security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

h     Rounds to less than 0.1% of net assets.

i     The security is traded on a discount basis with no stated coupon rate.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 17

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                    INDUSTRY                   SHARES/RIGHTS     VALUE
--------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 92.3%
    COMMON STOCKS AND RIGHTS 92.0%
    AUSTRALIA 3.4%
    Aristocrat Leisure Ltd. ............................         Hotels, Restaurants & Leisure               2,000     $   19,146
    CSL Ltd. ...........................................                 Biotechnology                         500         19,976
    Macquarie Bank Ltd. ................................                Capital Markets                        300         15,386
    Qantas Airways Ltd. ................................                    Airlines                         6,047         13,305
    QBE Insurance Group Ltd. ...........................                   Insurance                         1,000         15,238
    St. George Bank Ltd. ...............................                Commercial Banks                     1,000         21,801
                                                                                                                       ----------
                                                                                                                          104,852
                                                                                                                       ----------
    BELGIUM 1.0%
    KBC GROEP NV .......................................                Commercial Banks                       300         32,199
                                                                                                                       ----------
    BERMUDA 0.5%
    ACE Ltd. ...........................................                   Insurance                           320         16,189
                                                                                                                       ----------
    BRAZIL 0.7%
    Companhia Siderurgica Nacional SA, ADR .............                Metals & Mining                        400         12,880
    Embraer-Empresa Brasileira de
      Aeronautica SA, ADR ..............................              Aerospace & Defense                      200          7,294
                                                                                                                       ----------
                                                                                                                           20,174
                                                                                                                       ----------
    CANADA 3.2%
    Alcan Inc. .........................................                Metals & Mining                        180          8,433
    BCE Inc. ...........................................     Diversified Telecommunication Services          1,020         24,107
    Cameco Corp. .......................................          Oil, Gas & Consumable Fuels                  700         27,890
  a Cognos Inc. ........................................                    Software                           700         19,699
  a Trican Well Service Ltd. ...........................          Energy Equipment & Services                1,000         19,979
                                                                                                                       ----------
                                                                                                                          100,108
                                                                                                                       ----------
    CHINA 0.3%
    China Telecom Corp. Ltd., H ........................     Diversified Telecommunication Services         24,000          7,725
                                                                                                                       ----------
    DENMARK 0.6%
  a Vestas Wind Systems AS .............................              Electrical Equipment                     596         16,303
a,b Vestas Wind Systems AS, 144A .......................              Electrical Equipment                     100          2,735
                                                                                                                       ----------
                                                                                                                           19,038
                                                                                                                       ----------
    FINLAND 1.2%
    Stora Enso OYJ, R ..................................            Paper & Forest Products                  2,620         36,600
                                                                                                                       ----------
    FRANCE 6.3%
    Accor SA ...........................................         Hotels, Restaurants & Leisure                 184         11,202
    AXA SA .............................................                   Insurance                           723         24,336
    Essilor International SA ...........................        Health Care Equipment & Supplies               200         20,135
    France Telecom SA ..................................     Diversified Telecommunication Services            890         19,139
    Compagnie Generale des Etablissements
      Michelin, B ......................................                Auto Components                        526         31,626
    Sanofi-Aventis .....................................                Pharmaceuticals                        397         38,750
    Suez SA ............................................                Multi-Utilities                        752         31,265
  a Thomson SA .........................................               Household Durables                    1,090         18,029
                                                                                                                       ----------
                                                                                                                          194,482
                                                                                                                       ----------


18 | Quarterly Statements of Investments

Templeton Global Investment Trust

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                      INDUSTRY                   SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  GERMANY 9.1%
  BASF AG .............................................                    Chemicals                             88     $    7,063
  Bayerische Motoren Werke AG .........................                   Automobiles                           532         26,569
  Celesio AG ..........................................         Health Care Providers & Services                555         50,487
  Deutsche Post AG ....................................             Air Freight & Logistics                   2,118         56,926
  E.ON AG .............................................                Electric Utilities                       321         36,957
a Infineon Technologies AG ............................     Semiconductors & Semiconductor Equipment          2,020         22,482
  Muenchener Rueckversicherungs-Gesellschaft AG .......                    Insurance                             90         12,305
  Puma AG Rudolf Dassler Sport ........................         Textiles, Apparel & Luxury Goods                 70         27,246
  SAP AG ..............................................                     Software                            100         21,095
  Siemens AG ..........................................             Industrial Conglomerates                    230         20,022
                                                                                                                        ----------
                                                                                                                           281,152
                                                                                                                        ----------
  GREECE 2.1%
  Cosmote Mobile Telecommunications SA ................       Wireless Telecommunication Services             1,000         22,514
  National Bank of Greece SA ..........................                 Commercial Banks                        600         23,702
a National Bank of Greece SA, rts., 7/05/06 ...........                 Commercial Banks                        600          1,896
  Piraeus Bank SA .....................................                 Commercial Banks                        700         16,656
                                                                                                                        ----------
                                                                                                                            64,768
                                                                                                                        ----------
  HONG KONG 3.6%
  Esprit Holdings Ltd. ................................                 Specialty Retail                      4,000         32,654
  Noble Group Ltd. ....................................         Trading Companies & Distributors             20,000         13,775
  Sun Hung Kai Properties Ltd. ........................                   Real Estate                         3,000         30,593
  Television Broadcasts Ltd. ..........................                      Media                            3,000         18,542
  Wharf (Holdings) Ltd. ...............................                   Real Estate                         4,000         14,215
                                                                                                                        ----------
                                                                                                                           109,779
                                                                                                                        ----------
  IRISH REPUBLIC 1.0%
  Anglo Irish Bancorp PLC .............................                 Commercial Banks                      2,000         31,086
                                                                                                                        ----------
  ISRAEL 1.9%
a Check Point Software Technologies Ltd. ..............                     Software                          1,500         26,370
  Teva Pharmaceutical Industries Ltd., ADR ............                 Pharmaceuticals                       1,000         31,590
                                                                                                                        ----------
                                                                                                                            57,960
                                                                                                                        ----------
  ITALY 3.0%
  Eni SpA .............................................           Oil, Gas & Consumable Fuels                   699         20,593
  Luxottica Group SpA, ADR ............................         Textiles, Apparel & Luxury Goods              1,000         27,130
  Saipem SpA ..........................................           Energy Equipment & Services                 1,500         34,137
  UniCredito Italiano SpA .............................                 Commercial Banks                      1,505         11,783
                                                                                                                        ----------
                                                                                                                            93,643
                                                                                                                        ----------
  JAPAN 6.4%
  Asahi Glass Co. Ltd. ................................                Building Products                      2,500         31,696
  Fast Retailing Co. Ltd. .............................                 Specialty Retail                        300         24,510
  KDDI Corp. ..........................................       Wireless Telecommunication Services                 3         18,428
  Mabuchi Motor Co. Ltd. ..............................        Electronic Equipment & Instruments               300         17,930
  Mitsui Fudosan Co. Ltd. .............................                   Real Estate                         1,600         34,742
  Nintendo Co. Ltd. ...................................                     Software                            100         16,777


                                        Quarterly Statements of Investments | 19

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                      INDUSTRY                    SHARES/RIGHTS    VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  JAPAN (CONTINUED)
  Nitori Co. Ltd. ......................................                Specialty Retail                       400     $   19,468
  Sompo Japan Insurance Inc. ...........................                   Insurance                         1,000         13,980
  Takeda Pharmaceutical Co. Ltd. .......................                Pharmaceuticals                        300         18,664
                                                                                                                       ----------
                                                                                                                          196,195
                                                                                                                       ----------
  LUXEMBOURG 0.8%
  SES Global ...........................................                     Media                           1,700         24,293
                                                                                                                       ----------
  MEXICO 1.3%
  America Movil SA de CV, L, ADR .......................      Wireless Telecommunication Services              700         23,282
  Cemex SA de CV, CPO, ADR .............................             Construction Materials                    300         17,091
                                                                                                                       ----------
                                                                                                                           40,373
                                                                                                                       ----------
  NETHERLANDS 7.1%
  Akzo Nobel NV ........................................                   Chemicals                           783         42,230
  ING Groep NV .........................................                Capital Markets                      1,371         53,896
  Koninklijke Philips Electronics NV ...................               Household Durables                    1,017         31,783
  SBM Offshore NV ......................................          Energy Equipment & Services                3,410         90,909
                                                                                                                       ----------
                                                                                                                          218,818
                                                                                                                       ----------
  NORWAY 1.7%
  Norske Skogindustrier ASA ............................            Paper & Forest Products                  1,000         14,661
  Telenor ASA ..........................................     Diversified Telecommunication Services          3,190         38,568
                                                                                                                       ----------
                                                                                                                           53,229
                                                                                                                       ----------
  PORTUGAL 1.1%
  Portugal Telecom SGPS SA .............................     Diversified Telecommunication Services          2,768         33,427
                                                                                                                       ----------
  RUSSIA 0.4%
  LUKOIL, ADR ..........................................          Oil, Gas & Consumable Fuels                  150         12,510
                                                                                                                       ----------
  SOUTH AFRICA 0.3%
  Sappi Ltd. ...........................................            Paper & Forest Products                    631          7,762
                                                                                                                       ----------
  SOUTH KOREA 2.7%
  Kookmin Bank, ADR ....................................                Commercial Banks                       360         29,901
  KT Corp., ADR ........................................     Diversified Telecommunication Services            340          7,293
b Samsung Electronics Co. Ltd., GDR, 144A ..............     Semiconductors & Semiconductor Equipment          146         45,917
                                                                                                                       ----------
                                                                                                                           83,111
                                                                                                                       ----------
  SPAIN 2.5%
  Banco Bilbao Vizcaya Argentaria SA ...................                Commercial Banks                       800         16,456
  Banco Santander Central Hispano SA ...................                Commercial Banks                     1,589         23,214
  Telefonica SA ........................................     Diversified Telecommunication Services          2,203         36,693
                                                                                                                       ----------
                                                                                                                           76,363
                                                                                                                       ----------
  SWEDEN 4.3%
  Atlas Copco AB, A ....................................                   Machinery                         2,380         66,157
  Getinge AB, B ........................................        Health Care Equipment & Supplies             1,000         17,026
  Nordea Bank AB, FDR ..................................                Commercial Banks                     2,560         30,456
  Securitas AB, B ......................................         Commercial Services & Supplies                690         13,234
  Volvo AB, B ..........................................                   Machinery                           120          5,904
                                                                                                                       ----------
                                                                                                                          132,777
                                                                                                                       ----------


20| Quarterly Statements of Investments

Templeton Global Investment Trust

---------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND                     INDUSTRY                    SHARES/RIGHTS    VALUE
---------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS AND RIGHTS (CONTINUED)
   SWITZERLAND 5.8%
   Credit Suisse Group .................................                Capital Markets                        500     $   27,977
   Lonza Group AG ......................................                   Chemicals                           249         17,079
   Roche Holding AG ....................................                Pharmaceuticals                        200         33,065
   Swiss Reinsurance Co. ...............................                   Insurance                           420         29,358
 a Syngenta AG .........................................                   Chemicals                           300         39,879
   UBS AG ..............................................                Capital Markets                        300         32,885
                                                                                                                       ----------
                                                                                                                          180,243
                                                                                                                       ----------
   TAIWAN 0.9%
   Chunghwa Telecom Co. Ltd., ADR ......................     Diversified Telecommunication Services            450          8,312
   Compal Electronics Inc., GDR ........................            Computers & Peripherals                    459          2,226
 b Compal Electronics Inc., GDR, 144A ..................            Computers & Peripherals                    892          4,326
   Taiwan Semiconductor Manufacturing Co. Ltd., ADR ....     Semiconductors & Semiconductor Equipment        1,338         12,282
                                                                                                                       ----------
                                                                                                                           27,146
                                                                                                                       ----------
   UNITED KINGDOM 18.8%
   BAE Systems PLC .....................................              Aerospace & Defense                    5,999         41,019
   Boots Group PLC .....................................            Food & Staples Retailing                   626          8,914
   BP PLC ..............................................          Oil, Gas & Consumable Fuels                1,892         22,060
   British Sky Broadcasting Group PLC ..................                     Media                           1,160         12,302
   Cadbury Schweppes PLC ...............................                 Food Products                       2,963         28,574
   Compass Group PLC ...................................         Hotels, Restaurants & Leisure               4,086         19,816
   GlaxoSmithKline PLC .................................                Pharmaceuticals                        850         23,751
   HSBC Holdings PLC ...................................                Commercial Banks                     1,200         21,029
   Man Group PLC .......................................                Capital Markets                        800         37,695
   National Grid PLC ...................................                Multi-Utilities                      1,901         20,547
   Next PLC ............................................                Multiline Retail                     1,000         30,180
   Pearson PLC .........................................                     Media                             997         13,579
   Reckitt Benckiser PLC ...............................               Household Products                    1,000         37,355
   Rentokil Initial PLC ................................         Commercial Services & Supplies              3,028          8,749
   Royal Bank of Scotland Group PLC ....................                Commercial Banks                       800         26,304
   Royal Dutch Shell PLC, B ............................          Oil, Gas & Consumable Fuels                  942         32,923
   The Sage Group PLC ..................................                    Software                         5,000         21,336
   Shire PLC ...........................................                Pharmaceuticals                      3,016         44,005
   Smiths Group PLC ....................................            Industrial Conglomerates                 1,023         16,856
   Standard Chartered PLC ..............................                Commercial Banks                     1,543         37,665
   Tesco PLC ...........................................            Food & Staples Retailing                 6,000         37,059
   Vodafone Group PLC ..................................      Wireless Telecommunication Services           10,361         22,082
   Yell Group PLC ......................................                     Media                           1,645         15,560
                                                                                                                       ----------
                                                                                                                          579,360
                                                                                                                       ----------
   TOTAL COMMON STOCKS AND RIGHTS
     (COST $1,983,076) .................................                                                                2,835,362
                                                                                                                       ----------
   PREFERRED STOCKS (COST $9,513) 0.3%
   BRAZIL 0.3%
   Tele Norte Leste Participacoes SA, ADR, pfd. ........     Diversified Telecommunication Services            690          8,798
                                                                                                                       ----------
   TOTAL LONG TERM INVESTMENTS
     (COST $1,992,589) .................................                                                                2,844,160
                                                                                                                       ----------


                                        Quarterly Statements of Investments | 21

Templeton Global Investment Trust

------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON NON-U.S. DYNAMIC CORE EQUITY FUND     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $134,695) 4.4%
  UNITED STATES 4.4%
c U.S. Treasury Bills, 9/07/06 - 9/28/06 .............     $        136,000     $  134,688
                                                                                ----------
  TOTAL INVESTMENTS (COST $2,127,284) 96.7% ..........                           2,978,848
  OTHER ASSETS, LESS LIABILITIES 3.3% ................                             101,857
                                                                                ----------
  NET ASSETS 100.0% ..................................                          $3,080,705
                                                                                ==========

See Selected Portfolio Abbreviations on page 26.

a     Non-income producing for the twelve months ended June 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the aggregate value of these securities was $52,978, representing 1.72% of net assets.

c     The security is traded on a discount basis with no stated coupon rate.


   | Quarterly Statements of Investments
22 | See Notes to Statements of Investments.

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                   INDUSTRY                    SHARES/RIGHTS      VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 75.2%
    COMMON STOCKS AND RIGHTS 49.8%
    BRAZIL 3.5%
    Banco Nossa Caixa SA ..........................                   Commercial Banks                       4,000     $   84,953
    Brasil Telecom Participacoes SA ...............        Diversified Telecommunication Services        2,627,000         34,628
    Centrais Eletricas Brasileiras SA (Non Taxable)                      Chemicals                       2,700,000         58,590
    Companhia de Bebidas das Americas (AmBev) .....                      Beverages                         490,000        180,987
  a Companhia de Bebidas das Americas (AmBev),
     rts. 7/25/06 .................................                      Beverages                             224              4
    Companhia Siderurgica Nacional Sid
     Nacional SA ..................................                   Metals & Mining                        2,000         64,177
    Embraer-Empresa Bras de Aeronautica SA ........                 Aerospace & Defense                      4,200         38,395
    Localiza Rent a Car SA ........................                     Road & Rail                          6,000        114,964
    Perdigao SA ...................................                    Food Products                         2,000         19,853
    Souza Cruz SA (Non Taxable) ...................                       Tobacco                            2,300         34,204
    Tele Norte Leste Participacoes SA .............        Diversified Telecommunication Services            3,000         81,583
                                                                                                                       ----------
                                                                                                                          712,338
                                                                                                                       ----------
    CHINA 18.0%
    Aluminum Corp. of China Ltd., H ...............                   Metals & Mining                      356,000        263,573
  a Bank of China Ltd., H .........................                   Commercial Banks                     232,000        105,300
    Beijing Enterprises Holdings Ltd. .............               Industrial Conglomerates                  18,000         31,173
    China Mobile (Hong Kong) Ltd. .................         Wireless Telecommunication Services            120,000        686,037
    China Construction Bank, H ....................                   Commercial Banks                     468,000        213,923
    China Life Insurance Co. Ltd., H ..............                      Insurance                         125,000        197,165
    China Petroleum and Chemical Corp., H .........             Oil, Gas & Consumable Fuels                284,000        162,728
    China Telecom Corp. Ltd., H ...................        Diversified Telecommunication Services        1,136,000        365,680
    China Travel International Investment
     Hong Kong Ltd. ...............................            Hotels, Restaurants & Leisure               152,000         36,599
    Citic Pacific Ltd. ............................               Industrial Conglomerates                  14,000         41,281
    CNOOC Ltd. ....................................             Oil, Gas & Consumable Fuels                787,000        628,274
    Datang International Power
     Generation Co. Ltd., H .......................     Independent Power Producers & Energy Traders        40,000         27,812
    Denway Motors Ltd. ............................                     Automobiles                        108,000         36,156
    Huaneng Power International Inc., H ...........     Independent Power Producers & Energy Traders        52,000         34,482
    PetroChina Co. Ltd., H ........................             Oil, Gas & Consumable Fuels                750,000        801,535
                                                                                                                       ----------
                                                                                                                        3,631,718
                                                                                                                       ----------
    HONG KONG 0.3%
    Hopewell Holdings Ltd. ........................            Transportation Infrastructure                18,000         50,757
                                                                                                                       ----------
    INDIA 6.0%
    ICICI Bank Ltd., ADR ..........................                   Commercial Banks                      15,200        359,480
    Infosys Technologies Ltd., ADR ................                     IT Services                          3,800        290,358
a,b Reliance Industries Ltd., GDR, 144A ...........             Oil, Gas & Consumable Fuels                  8,860        411,104
    Satyam Computer Services Ltd., ADR ............                     IT Services                          4,300        142,502
                                                                                                                       ----------
                                                                                                                        1,203,444
                                                                                                                       ----------
    RUSSIA 21.1%
  c Evraz Group SA, GDR, Reg S ....................                   Metals & Mining                        2,000         49,760
    Gazprom, ADR ..................................             Oil, Gas & Consumable Fuels                 35,700      1,492,260
    LUKOIL, ADR ...................................             Oil, Gas & Consumable Fuels                 12,300      1,023,975


                                        Quarterly Statements of Investments | 23

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON BRIC FUND                                                INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND RIGHTS (CONTINUED)
  RUSSIA (CONTINUED)
  Mining and Metallurgical Co.
   Norilsk Nickel, ADR ..........................                Metals & Mining                         4,700     $   590,790
a Mobile Telesystems, ADR .......................      Wireless Telecommunication Services              11,700         344,448
  Sberbank RF ...................................                Commercial Banks                           40          68,200
  SURGUTNEFTEGAZ ................................          Oil, Gas & Consumable Fuels                 290,000         429,200
  Unified Energy Systems ........................               Electric Utilities                     200,200         139,139
a VolgaTelecom, ADR .............................     Diversified Telecommunication Services             5,000          30,700
a ZAO Polyus Gold Co. ...........................                Metals & Mining                         2,000          86,000
                                                                                                                   -----------
                                                                                                                     4,254,472
                                                                                                                   -----------
  TAIWAN 0.9%
  Mega Financial Holding Co. Ltd. ...............                Commercial Banks                      252,000         186,459
                                                                                                                   -----------
  TOTAL COMMON STOCKS AND RIGHTS
   (COST $9,574,904) ............................                                                                   10,039,188
                                                                                                                   -----------
  PREFERRED STOCKS 25.4%
  BRAZIL 25.4%
  Banco Bradesco SA, ADR, pfd. ..................                Commercial Banks                       15,800         491,222
  Banco Itau Holding Financeira SA, pfd. ........                Commercial Banks                       11,000         320,467
  Companhia Energetica de Minas Gerais,
   ADR, pfd. ....................................               Electric Utilities                       2,700         115,047
  Companhia Vale do Rio Doce, ADR, pfd., A ......                Metals & Mining                        89,000       1,831,620
  Klabin SA, pfd ................................             Containers & Packaging                    10,000          23,408
  Metalurgica Gerdau SA, pfd. ...................                Metals & Mining                         3,800          70,179
  Petroleo Brasileiro SA, ADR, pfd. .............          Oil, Gas & Consumable Fuels                  20,700       1,652,688
  Sadia SA, pfd. ................................                 Food Products                         11,000          29,203
  Unibanco - Uniao de Bancos Brasileiros SA,
   GDR, pfd. ....................................                Commercial Banks                        6,500         431,535
  Usinas Siderurgicas de Minas Gerais SA, pfd., A                Metals & Mining                         3,500         125,479
  Votorantim Celulose e Papel SA, ADR, pfd. .....            Paper & Forest Products                     2,000          31,160
                                                                                                                   -----------
  TOTAL PREFERRED STOCKS
   (COST $4,734,132) ............................                                                                    5,122,008
                                                                                                                   -----------
  TOTAL LONG TERM INVESTMENTS
   (COST $14,309,036) ...........................                                                                   15,161,196
                                                                                                                   -----------


24 | Quarterly Statements of Investments

Templeton Global Investment Trust

-------------------------------------------------------------------------------
  TEMPLETON BRIC FUND                            PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 34.4%
  UNITED STATES (COST $6,927,141) 34.4%
d Federal Home Loan Bank, 7/03/06 ..........       $$6,930,000      $ 6,927,141
                                                                    -----------
  TOTAL INVESTMENTS
   (COST $21,236,177) 109.6% ...............                         22,088,337
  OTHER ASSETS, LESS LIABILITIES (9.6)% ....                         (1,931,565)
                                                                    -----------
  NET ASSETS 100.0% ........................                        $20,156,772
                                                                    ===========

See Currency Abbreviations on page 26.

a     Non-income producing for the twelve months ended June 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the value of this security was $411,104, representing 2.04% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2006, the value of this security was $49,760, representing 0.25% of net assets.

d     The security is traded on a discount basis with no stated coupon rate.

                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
CAD  -  Canadian Dollar
COP  -  Colombian Peso
EGP  -  Egyptian Pound
EUR  -  Euro
IDR  -  Indonesian Rupiah
ISK  -  Iceland Krona
KRW  -  Korean Won
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar
SKK  -  Slovak Koruna
THB  -  Thailand Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
FDR  -  Foreign Depository Receipt
FRN  -  Floating Rate Note
GDR  -  Global Depository Receipt


   | Quarterly Statements of Investments
26 | See Notes to Statements of Investments.

TEMPLETON GLOBAL INVESTMENT TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Global Investment Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of four series (the Funds).

1. INCOME TAXES

At June 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              -------------------------------------------------------------
                                                                                 FRANKLIN
                                                TEMPLETON                       TEMPLETON
                                              INTERNATIONAL      TEMPLETON        NON-U.S.      TEMPLETON
                                                 (EX EM)          INCOME       DYNAMIC CORE        BRIC
                                                   FUND            FUND         EQUITY FUND        FUND
                                              -------------------------------------------------------------
Cost of investments ......................     $62,513,776     $163,271,932     $2,128,989     $21,236,177
                                              ============================================================
Unrealized appreciation ..................     $23,430,291     $  8,432,614     $  881,939     $   866,180
Unrealized depreciation ..................      (2,020,895)      (4,406,350)       (32,080)        (14,020)
                                              ------------------------------------------------------------
Net unrealized appreciation (depreciation)     $21,409,396     $  4,026,264     $  849,859     $   852,160
                                              ============================================================

2. FORWARD EXCHANGE CONTRACTS

At June 30, 2006, Templeton Income Fund had the following forward exchange contracts outstanding:

--------------------------------------------------------------------------------------------
                                                 CONTRACT          SETTLEMENT    UNREALIZED
 CONTRACTS TO BUY                                AMOUNT a             DATE       GAIN (LOSS)
--------------------------------------------------------------------------------------------
      526,500,000  Korean Won ................   539,447             7/13/06       $15,741
        1,200,000  Singapore Dollar ..........   718,477             7/17/06        40,403
      735,000,000  Korean Won ................   702,341             7/18/06        72,840
          450,000  Singapore Dollar ..........   278,931             8/15/06         6,039
          800,000  Canadian Dollar ...........   696,136             8/17/06        21,664
        7,000,000  Swedish Krona .............   919,709             8/17/06        57,338
    1,250,000,000  Indonesian Rupiah .........   105,932             9/01/06        27,429
          305,000  Canadian Dollar ...........   263,158             9/27/06        10,836
        1,480,000  Swedish Krona .............   192,315             9/27/06        14,955
        1,700,000  Norwegian Krone ...........   258,162             9/27/06        16,714
          950,000  Swedish Krona .............   131,579            11/08/06         1,903
        8,500,000  Thailand Baht .............   298,959 NZD        11/30/06        41,868
        8,500,000  Thailand Baht .............   297,906 NZD        12/06/06        42,553
      215,000,000  Korean Won ................   301,011 NZD        12/06/06        45,974
        8,250,000  Thailand Baht .............   211,268            12/27/06         4,758
          500,000  Singapore Dollar ..........   312,246            12/27/06         6,570
      550,000,000  Korean Won ................   566,426            12/27/06        16,973
          800,000  Brazilian Real ............   336,205             1/04/07        16,927
        1,350,000  Swedish Krona .............   186,722             2/20/07         4,380
          926,275  Brazilian Real ............   395,000             2/21/07         9,332
          300,000  Canadian Dollar ...........   268,938             2/26/07         1,692


                                        Quarterly Statements of Investments | 27

Templeton Global Investment Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                                                 CONTRACT      SETTLEMENT         UNREALIZED
 CONTRACTS TO BUY                                                AMOUNT a         DATE            GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
          988,000   Brazilian Real                                400,000        2/26/07        $      30,777
          982,800   Brazilian Real                                390,000        2/28/07               38,312
          744,000   Romania Leu                                   200,000 EUR    3/28/07                  802
                                                                                                -------------
              Unrealized gain on forward exchange contracts                                     $     546,780
                                                                                                -------------


--------------------------------------------------------------------------------------------------------------
                                                                 CONTRACT      SETTLEMENT        UNREALIZED
 CONTRACTS TO BUY                                                AMOUNT a         DATE           GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
        1,600,000   Norwegian Krone                               265,415       11/08/06        $      (5,990)
          415,000   Singapore Dollar                              265,532       11/08/06               (1,602)
       21,000,000   Thailand Baht                                 555,776       11/09/06               (5,817)
        3,950,000   Slovak Koruna                                 135,734       11/09/06               (3,912)
      260,000,000   Korean Won                                    278,880       11/09/06               (3,570)
       47,300,000   Thailand Baht                               1,250,000        2/09/07              (11,852)
        1,526,000   Norwegian Krone                               255,800        2/12/07               (6,877)
      244,000,000   Korean Won                                    264,642        2/12/07               (5,382)
          392,000   Singapore Dollar                              253,968        2/12/07               (3,361)
          210,000   Canadian Dollar                               190,183        2/20/07                 (771)
       48,073,500   Japanese Yen                                  450,000        2/22/07              (15,692)
        1,600,000   Norwegian Krone                               269,156        2/26/07               (7,945)
          400,000   Singapore Dollar                              256,066        2/26/07                 (144)
      250,000,000   Korean Won                                    265,844        2/26/07                  (73)
       11,000,000   Norwegian Krone                             1,844,183        3/01/07              (48,038)
        1,400,000   Singapore Dollar                              905,094        3/01/07               (9,219)
       43,460,000   Japanese Yen                                  400,000        3/05/07               (6,792)
      172,296,000   Japanese Yen                                1,600,000        3/07/07              (40,719)
        4,723,600   Norwegian Krone                               800,000        3/07/07              (28,427)
        5,572,320   Swedish Krona                                 800,000        3/07/07              (10,422)
                                                                                                -------------
              Unrealized loss on forward exchange contracts                                     $    (216,605)
                                                                                                -------------

--------------------------------------------------------------------------------------------------------------
                                                                 CONTRACT       SETTLEMENT        UNREALIZED
CONTRACTS TO SELL                                                 AMOUNT a         DATE           GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------
          321,300   Euro                                       45,390,051 JPY     3/06/07        $      (6,633)
                                                                                                 -------------
              Unrealized loss on forward exchange contracts                                           (223,238)
                                                                                                 -------------
                    Net unrealized gain (loss) on forward exchange contracts                     $     323,542
                                                                                                 =============

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

EUR - Euro

JPY - Japanese Yen

NZD - New Zealand Dollar

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


28 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 28, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date August 28, 2006


By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date August 28, 2006